OTHER ACCOUNT PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
OTHER ACCOUNT PAYABLES AND ACCRUED EXPENSES
NOTE 4:-	OTHER ACCOUNT PAYABLES AND ACCRUED EXPENSES

	December 31,
	2020	2019

Employees and related liabilities	$92	$15
Accrued expenses	149	151

	$241	$166